Trade payables and other liabilities - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Trade And Other Liabilities [Line Items]
Total trade payables and other liabilities	€ 16,893	€ 16,995
Deferred consideration	17	172
Balance for deferred contingent consideration	1	157
Discounts due to customers
Disclosure Of Trade And Other Liabilities [Line Items]
Total trade payables and other liabilities	€ 2,161	€ 2,294